STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

February 28, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,807,482)	3.63	5/20/2033	1,646,773		1,529,457

Long-Term Municipal Investments - 98.8%
Alabama - 3.7%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000		3,116,301
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	1,000,000	[a]	998,269
Black Belt Energy Gas District, Revenue Bonds, Refunding	4.00	12/1/2031	1,300,000	[a]	1,289,438
The Birmingham Water Works Board, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	1,760,000	[b]	1,901,276
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	3,500,000	[a]	3,496,532
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000		2,105,041
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	3,745,000	[a]	3,747,454
				16,654,311
Arizona - .4%
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000		1,612,457
Arkansas - .4%
Fort Smith Water & Sewer, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000		1,609,447
California - 3.4%
California, GO	5.00	11/1/2031	1,500,000		1,740,727
California, GO	5.00	10/1/2030	2,500,000		2,805,617
California, GO, Refunding	5.00	9/1/2034	2,000,000		2,351,658
California, GO, Refunding	5.00	4/1/2035	850,000		939,864
California, GO, Refunding	5.00	4/1/2033	4,645,000		5,229,872
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,457,793		1,372,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
California - 3.4% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	1,000,000	[c] 1,023,938
				15,464,620
Colorado - 4.3%
Colorado Health Facilities Authority, Revenue Bonds, Refunding	5.00	11/19/2026	2,270,000	[a] 2,381,303
Colorado Health Facilities Authority, Revenue Bonds, Refunding	5.00	11/19/2026	230,000	[b,d] 245,568
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	1,000,000	1,065,250
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	5.00	1/1/2030	1,750,000	1,980,095
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2026	12,140,000	12,270,245
Weld County School District No. RE-4, GO (Insured; State Aid Withholding)	5.00	12/1/2041	1,450,000	1,610,868
				19,553,329
Connecticut - 1.7%
Connecticut, GO, Ser. A	4.00	1/15/2036	3,000,000	3,060,344
Connecticut, GO, Ser. F	5.00	11/15/2038	2,000,000	2,237,818
Connecticut, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2030	1,000,000	1,136,132
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home) Ser. B	5.00	12/1/2032	1,000,000	1,028,159
				7,462,453
District of Columbia - 1.5%
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2041	2,000,000	2,217,259
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	3,500,000	3,716,445
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	1,000,000	1,006,843
				6,940,547
Florida - 5.0%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000	2,067,022
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2027	5,000,000	5,397,070

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Florida - 5.0% (continued)
Central Florida Expressway Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	7/1/2035	1,500,000	1,701,950
Citizens Property Insurance, Revenue Bonds, Ser. A1	5.00	6/1/2025	1,000,000	1,023,847
Florida Municipal Power Agency, Revenue Bonds	5.00	10/1/2030	1,250,000	1,303,018
Hillsborough County Solid Waste & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	1,260,000	1,316,700
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2036	1,700,000	1,710,773
Orange County Convention Center, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	3,275,000	3,496,241
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000	1,878,525
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	2,596,934
				22,492,080
Georgia - 2.3%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,350,000	1,404,081
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	2,500,000	2,620,625
Main Street Natural Gas, Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000	2,689,591
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR +0.75%	3.68	9/1/2023	2,500,000	[a,e] 2,503,890
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.00	7/1/2027	1,000,000	1,041,937
				10,260,124
Hawaii - .7%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	1,709,732
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,588,157
				3,297,889
Illinois - 9.7%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000	2,636,410
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	1,200,000	1,239,517

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Illinois - 9.7% (continued)
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2027	2,000,000	2,087,683
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	4,000,000	4,073,221
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	3,000,000	3,119,302
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,000,000	1,010,384
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2030	940,000	950,503
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2031	3,275,000	3,450,211
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. D	5.00	12/1/2031	1,000,000	1,172,853
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,600,000	2,792,854
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2028	1,205,000	1,253,093
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. B	5.00	11/15/2033	2,140,000	2,198,417
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	1,110,000	1,157,322
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2028	2,270,000	2,400,696
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	2,970,221
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	2,000,000	2,077,725
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	2,929,019
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,500,000	1,686,620
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,055,900

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Illinois - 9.7% (continued)
University of Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2032	3,655,000		3,685,709
				43,947,660
Indiana - 3.1%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,250,000		1,255,923
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	1,500,000		1,479,990
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. 1 (CWA Authority Project)	4.00	10/1/2035	1,500,000		1,531,870
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,000,000		3,111,000
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care) Ser. A	5.00	1/1/2028	2,440,000		2,496,720
Whiting, Revenue Bonds (BP Products North America Project)	5.00	11/1/2024	4,000,000	[a]	4,056,469
				13,931,972
Iowa - 1.1%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	4.00	12/1/2032	1,000,000	[a]	981,731
Iowa Finance Authority, Revenue Bonds, Refunding Ser. E	5.00	8/15/2032	2,280,000		2,382,053
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000		499,832
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	1,000,000	[a]	1,029,321
				4,892,937
Kentucky - 2.3%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,255,000	[a]	1,255,925
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	1,500,000	[a]	1,486,125
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	1,000,000	[a]	978,983
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	5,500,000	[a]	5,475,616
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. C	5.00	10/1/2026	1,000,000	[a]	1,039,779
				10,236,428

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Louisiana - .7%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	12/1/2032	2,250,000	2,360,064
St. John The Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a] 931,327
				3,291,391
Maryland - 1.8%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	2,350,000	[a] 2,474,753
Maryland Stadium Authority, Revenue Bonds	5.00	5/1/2037	3,090,000	3,308,655
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2024	2,490,000	2,526,630
				8,310,038
Massachusetts - 2.3%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	3,668,766
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2034	2,630,000	2,757,754
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,500,000	3,871,113
				10,297,633
Michigan - 3.7%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	5,222,042
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2034	1,190,000	1,360,421
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,000,000	1,020,357
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2034	2,000,000	2,156,340
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	4,557,928

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Michigan - 3.7% (continued)
Utica Community Schools, GO, Refunding (Insured; Qualified School Bond Loan Fund)	5.00	5/1/2032	940,000	1,062,612
Utica Community Schools, GO, Refunding (Insured; Qualified School Bond Loan Fund)	5.00	5/1/2031	1,000,000	1,131,538
				16,511,238
Missouri - 2.9%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2035	3,705,000	3,782,091
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2025	3,500,000	3,621,316
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2028	1,300,000	1,367,031
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2026	1,000,000	1,052,529
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	3,270,000	3,369,744
				13,192,711
Nebraska - 2.3%
Omaha Public Power District, Revenue Bonds, Ser. A	5.00	2/1/2040	2,000,000	2,231,964
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	1,000,000	1,034,784
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2030	2,250,000	2,302,871
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2029	4,750,000	4,865,006
				10,434,625
Nevada - .5%
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,645,346
Reno, Revenue Bonds, Refunding	5.00	6/1/2035	500,000	531,566
				2,176,912
New Jersey - 4.8%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,000,000	1,080,233

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New Jersey - 4.8% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,160,000		1,207,477
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2025	1,340,000	[b]	1,401,150
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	2,400,000		2,448,241
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2026	1,425,000		1,482,917
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2039	2,500,000		2,707,926
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2028	1,000,000		1,062,444
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	1,250,000		1,372,302
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2033	3,070,000		3,423,567
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000		3,290,075
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000		2,282,119
				21,758,451
New York - 7.1%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2031	2,135,000		2,209,389
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	1,365,000		1,400,951
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2032	1,500,000		1,663,838
New York City, GO, Refunding, Ser. A1	5.00	8/1/2031	1,000,000		1,144,520
New York City, GO, Ser. A1	4.00	8/1/2037	2,195,000		2,188,954
New York City, GO, Ser. C	4.00	8/1/2036	1,250,000		1,258,429
New York City, GO, Ser. F1	4.00	3/1/2038	1,000,000		991,167
New York City Health & Hospitals Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2028	1,000,000		1,095,212
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2038	2,680,000		2,670,580

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 7.1% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2030	1,000,000	1,113,458
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2039	3,420,000	3,370,662
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	10/1/2030	2,500,000	2,436,491
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2035	3,850,000	4,058,836
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,011,453
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2035	2,000,000	2,205,480
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,137,405
				31,956,825
North Carolina - .9%
Charlotte Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2038	1,360,000	1,455,058
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2028	1,500,000	1,595,298
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2028	1,000,000	[a] 1,102,809
				4,153,165
Ohio - 2.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,288,669
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health Systems Obligated Group) Ser. A	5.00	1/1/2031	1,250,000	1,370,526
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	1,786,267
Sycamore Community School District, GO, Refunding	4.00	12/1/2030	4,115,000	4,440,420
				10,885,882

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Oregon - 1.4%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2033	500,000		550,530
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000		2,582,434
Portland, Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000		3,173,429
				6,306,393
Pennsylvania - 8.9%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	2,500,000		2,689,099
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,000,000	[a]	900,804
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2032	1,000,000		1,074,724
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	5.00	12/31/2033	4,125,000		4,430,503
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2030	1,595,000		1,713,703
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2032	1,200,000		1,302,738
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	2,400,000		2,620,631
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 3	5.00	12/1/2029	3,405,000		3,742,445
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2028	3,250,000		3,428,885
Philadelphia, GO, Ser. A	5.00	5/1/2033	3,080,000		3,439,616
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000		1,048,517
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	1,500,000		1,695,730
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.25	6/1/2039	1,700,000		1,935,546
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,095,000		1,157,925

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Pennsylvania - 8.9% (continued)
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,725,000	2,712,370
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2035	1,500,000	1,520,603
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	2,000,000	2,176,563
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000	2,613,740
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	10,000	[b] 10,694
				40,214,836
South Carolina - 1.5%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	1,000,000	1,092,201
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,127,247
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000	956,065
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2025	2,320,000	2,380,905
				6,556,418
Tennessee - 1.4%
Greeneville Health & Educational Facilities Board, Revenue Bonds, Refunding (Ballard Health Obligated Group)	5.00	7/1/2032	1,500,000	1,503,531
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,000,000	[a] 1,998,831
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,533,423
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,463,382
				6,499,167
Texas - 6.3%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	1,500,000	1,556,141
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,546,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Texas - 6.3% (continued)
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranteed Municipal Corp.)	5.00	8/15/2035	1,000,000	1,118,399
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	2,770,000	2,832,936
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	2,325,000	2,379,017
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2024	1,000,000	1,022,286
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2037	3,225,000	3,432,258
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corporation Project)	5.00	5/15/2032	2,000,000	2,210,530
New Hope Cultural Educational Facilities Finance Corp., Revenue Bonds, Refunding (Children's Health System Project) Ser. A	5.00	8/15/2029	1,750,000	1,892,404
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	5,000,000	5,179,483
Plano Independent School District, GO	5.00	2/15/2043	1,000,000	1,105,095
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A	5.00	7/1/2032	1,500,000	[a] 1,673,345
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Project) Ser. A	5.00	11/15/2031	1,400,000	1,479,096
				28,427,705
Utah - 1.1%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,164,134
Virginia - 1.1%
Hampton Roads Transportation Accountability Commission, BAN, Ser. A	5.00	7/1/2026	1,000,000	1,062,740
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding (Trans Capital Project)	4.00	5/15/2035	2,855,000	3,009,960
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2042	1,000,000	1,021,842
				5,094,542

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Washington - 5.4%
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	1,000,000	1,101,810
Energy Northwest, Revenue Bonds, Refunding (Project 1) Ser. A	5.00	7/1/2035	4,355,000	5,028,676
King County Public Hospital District No. 1, GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	7,298,259
Port of Seattle, Revenue Bonds	5.00	4/1/2028	2,500,000	2,666,901
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2041	1,000,000	1,058,672
Washington, GO, Refunding, Ser. R	4.00	7/1/2036	2,270,000	2,372,061
Washington, GO, Ser. B	5.00	2/1/2043	2,500,000	2,747,181
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,360,316
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	974,678	892,642
				24,526,518
Wisconsin - 2.7%
Public Finance Authority, Revenue Bonds (Appalachian University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2059	1,400,000	1,197,961
Public Finance Authority, Revenue Bonds (KU Campus Development Project)	5.00	3/1/2036	4,500,000	4,668,675
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children's Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	1,957,954
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2033	2,250,000	2,296,389
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Unitypoint Health) Ser. A	5.00	12/1/2028	1,890,000	1,945,667
				12,066,646
Total Long-Term Municipal Investments (cost $461,213,312)			446,181,484
Total Investments (cost $463,020,794)			99.1%	447,710,941
Cash and Receivables (Net)			0.9%	4,074,241
Net Assets			100.0%	451,785,182

GO—General Obligation

STATEMENT OF INVESTMENTS (Unaudited) (continued)

LIBOR—London Interbank Offered Rate

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities were valued at $1,023,938 or .23% of net assets.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

February 28, 2023 (Unaudited)

The following is a summary of the inputs used as of February 28, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	1,529,457	-	1,529,457
Municipal Securities	-	446,181,484	-	446,181,484

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2023, accumulated net unrealized depreciation on investments was $15,309,853, consisting of $1,527,248 gross unrealized appreciation and $16,837,101 gross unrealized depreciation.

At February 28, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.